Cover	May 10, 2021
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	ADAMAS PHARMACEUTICALS, INC.
Document Period End Date	May 10, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36399
Entity Tax Identification Number	42-1560076
Entity Address, Address Line One	1900 Powell Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	450-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ADMS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001328143
Amendment Flag	false